Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.33088%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,140,826.00

Principal:
Principal Collections	$22,002,418.10
Prepayments in Full	$11,228,250.07
Liquidation Proceeds	$443,899.85
Recoveries	$93,767.61
Sub Total	$33,768,335.63
Collections	$35,909,161.63

Purchase Amounts:
Purchase Amounts Related to Principal	$70,416.17
Purchase Amounts Related to Interest	$263.31
Sub Total	$70,679.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,979,841.11

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,979,841.11
Servicing Fee	$782,114.26	$782,114.26	$0.00	$0.00	$35,197,726.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,197,726.85
Interest - Class A-2a Notes	$261,529.91	$261,529.91	$0.00	$0.00	$34,936,196.94
Interest - Class A-2b Notes	$9,332.52	$9,332.52	$0.00	$0.00	$34,926,864.42
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$34,252,932.00
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$34,042,256.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,042,256.42
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$33,972,179.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,972,179.42
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$33,922,829.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,922,829.42
Regular Principal Payment	$30,761,367.09	$30,761,367.09	$0.00	$0.00	$3,161,462.33
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,161,462.33
Residual Released to Depositor	$0.00	$3,161,462.33	$0.00	$0.00	$0.00
Total		$35,979,841.11

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,761,367.09
Total					$30,761,367.09

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,428,012.49	$71.11	$261,529.91	$0.73	$25,689,542.40	$71.84
Class A-2b Notes	$5,333,354.60	$71.11	$9,332.52	$0.12	$5,342,687.12	$71.23
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$30,761,367.09	$23.38	$1,274,897.43	$0.97	$32,036,264.52	$24.35

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$166,933,982.87	0.4668437	$141,505,970.38	0.3957323
Class A-2b Notes	$35,013,280.15	0.4668437	$29,679,925.55	0.3957323
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$831,207,263.02	0.6316693	$800,445,895.93	0.6082924

Pool Information
Weighted Average APR	2.790%	2.784%
Weighted Average Remaining Term	47.67	46.86
Number of Receivables Outstanding	39,213	38,397
Pool Balance	$938,537,110.61	$904,451,180.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$868,313,522.75	$837,040,866.71
Pool Factor	0.6587153	0.6347920

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$67,410,314.19
Targeted Overcollateralization Amount	$104,005,284.97
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,005,284.97

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$340,945.52
(Recoveries)		19	$93,767.61
Net Loss for Current Collection Period			$247,177.91
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3160%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3748%
Second Prior Collection Period			0.4548%
Prior Collection Period			0.3151%
Current Collection Period			0.3219%
Four Month Average (Current and Prior Three Collection Periods)			0.3666%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,228	$3,263,565.90
(Cumulative Recoveries)			$227,334.21
Cumulative Net Loss for All Collection Periods			$3,036,231.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2131%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,657.63
Average Net Loss for Receivables that have experienced a Realized Loss			$2,472.50

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.76%	252	$6,887,459.07
61-90 Days Delinquent	0.11%	32	$958,401.08
91-120 Days Delinquent	0.01%	5	$103,183.46
Over 120 Days Delinquent	0.02%	7	$189,159.59
Total Delinquent Receivables	0.90%	296	$8,138,203.20

Repossession Inventory:
Repossessed in the Current Collection Period		23	$597,196.93
Total Repossessed Inventory		42	$1,114,805.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1099%
Prior Collection Period			0.0944%
Current Collection Period			0.1146%
Three Month Average			0.1063%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1383%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	November 2020
Payment Date	12/15/2020
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer